Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 75,187	$ 80,570	$ 152,783	$ 166,056
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	65,629	70,661	133,831	144,349
International
Disaggregation of Revenue [Line Items]
Revenue		9,558	9,909	18,952	21,707
Mobile
Disaggregation of Revenue [Line Items]
Revenue		62,468	60,753	125,798	124,883
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 12,719	$ 19,817	$ 26,985	$ 41,173

[1]	Geographic location is presented as being derived from the U.S. when data is not available.